Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents, consist of the following:
	As of December 31,
	2024	2025
	USD	USD
Cash at bank	$1,257,976	$477,598
Cash on hand	25	26
Total	$1,258,001	$477,624

Schedule of Carrying Amounts of the Company’s Bank and Cash Balances

The carrying amounts of the Group’s bank and cash balances are denominated in the following currencies:

	As of December 31,
	2024	2025
	USD	USD
RMB	$8,726	$12,693
USD	1,249,275	464,931
Total	$1,258,001	$477,624